11. Deferred Financing Costs (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Financing Costs
Deferred financing costs	$ 428,990	$ 393,990
Less: accumulated amortization	(187,246)	(56,431)
Deferred financing costs, net	$ 241,744	$ 337,559